Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	€ 140.8	€ 193.7
Acquisitions through business combinations, other provisions	7.0
Additional provision in the period	8.4	43.3
Release of provision	(6.2)	(13.5)
Transfer between categories		0.0
Utilization of provision	(34.3)	(81.7)
Unwinding of discounting	1.1	1.2
Foreign exchange	(3.1)	(2.2)
Provisions, ending balance	113.7	140.8
Current	44.3	68.0
Non-current	69.4	72.8
Provisions	113.7
Restructuring
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	26.3	59.1
Acquisitions through business combinations, other provisions	0.0
Additional provision in the period	4.0	30.9
Release of provision	(1.5)	(0.1)
Transfer between categories		0.0
Utilization of provision	(16.5)	(63.6)
Unwinding of discounting	0.0	0.0
Foreign exchange	0.0	0.0
Provisions, ending balance	12.3	26.3
Onerous/ unfavorable contracts
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	75.4	80.6
Acquisitions through business combinations, other provisions	0.0
Additional provision in the period	0.0	0.0
Release of provision	0.0	0.0
Transfer between categories		0.0
Utilization of provision	(4.3)	(3.9)
Unwinding of discounting	0.8	0.8
Foreign exchange	(3.1)	(2.1)
Provisions, ending balance	68.8	75.4
Provisions related to other taxes
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	10.2	24.5
Acquisitions through business combinations, other provisions	0.0
Additional provision in the period	0.3	5.8
Release of provision	0.0	(12.2)
Transfer between categories		(2.1)
Utilization of provision	(4.7)	(5.8)
Unwinding of discounting	0.0	0.0
Foreign exchange	0.0	0.0
Provisions, ending balance	5.8	10.2
Contingent consideration
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	10.4	10.0
Acquisitions through business combinations, other provisions	0.0
Additional provision in the period	0.0	0.0
Release of provision	(2.7)	0.0
Transfer between categories		0.0
Utilization of provision	(6.5)	0.0
Unwinding of discounting	0.3	0.4
Foreign exchange	0.0	0.0
Provisions, ending balance	1.5	10.4
Other
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	18.5	19.5
Acquisitions through business combinations, other provisions	7.0
Additional provision in the period	4.1	6.6
Release of provision	(2.0)	(1.2)
Transfer between categories		2.1
Utilization of provision	(2.3)	(8.4)
Unwinding of discounting	0.0	0.0
Foreign exchange	0.0	(0.1)
Provisions, ending balance	€ 25.3	€ 18.5